Class A Ordinary Shares Subject to Possible Redemption (Tables)	12 Months Ended
Dec. 31, 2022
PATHFINDER ACQUISITION CORPORATION [Member]
Schedule of class A ordinary shares subject to possible redemption
The Class A ordinary shares subject to possible redemption reflected on the consolidated balance sheet is reconciled on the following table:

Gross proceeds	$325,000,000
Less:
Fair value of Public Warrants at issuance	(9,880,000)
Offering costs allocated to Class A ordinary shares subject to possible redemption	(17,947,372)
Plus:
Accretion on Class A ordinary shares subject to possible redemption amount	27,827,372

Class A ordinary shares subject to possible redemption as of December 31, 2021	325,000,000
Plus:
Waiver of offering costs allocated to Class A ordinary shares subject to possible redemption	11,029,200
Less:
Adjustment for accretion of Class A ordinary shares subject to possible redemption amount	(7,492,812)

Class A ordinary shares subject to possible redemption as of December 31, 2022	$328,536,388